Sales	12 Months Ended
Dec. 31, 2013
Sales [Abstract]
Sales
Note 10 - Sales

A.	Information on sales by geographic distribution: The Company has one operating segment. Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2011	2012	2013
	US$ thousands

North America	29,627	33,606	55,655
Europe	5,174	7,277	9,257
Rest of the world	4,832	7,846	8,386

	39,633	48,729	73,298

   All property, plant and equipment are located in Israel.

B.	Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2011	2012	2013
	US$ thousands

Customer "A"	4,882	10,809	24,512
Customer "B"	4,195	8,714	*

*	Less than 10% of sales.